UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
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Address:   640 Fifth Avenue, 20th Floor
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           New York, NY 10019
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           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Dan Sapadin         New York, NY                    11/14/2007
       -------------------   ------------------------------  -------------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:       $2,426,129
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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                                                     Form 13F INFORMATION TABLE



          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7         COLUMN 8
----------------------------- ----------------  --------- -------- ---------------- ---------- -------- ------------------------
                                                           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
----------------------------- ----------------  --------- -------- ------- --- ---- ---------- -------- -------- ------ --------
AFLAC INC                     COM               001055102  110030  1929000 SH          SOLE              1929000    0      0
ALTRIA GROUP INC              COM               02209S103   52801   759400 SH          SOLE               759400    0      0
ALTRIA GROUP INC              COM               02209S103  556240  8000000 SH  CALL    SOLE              8000000    0      0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105  108032  1688000 SH          SOLE              1688000    0      0
AMR CORP                      COM               001765106   23616  1059500 SH  CALL    SOLE              1059500    0      0
BASIC ENERGY SVCS INC NEW     COM               06985P100    8028   381900 SH          SOLE               381900    0      0
BLACKROCK INC                 COM               09247X101   87277   503300 SH          SOLE               503300    0      0
CABOT OIL & GAS CORP          COM               127097103  108615  3089174 SH          SOLE              3089174    0      0
CONSOL ENERGY INC             COM               20854P109  130214  2794300 SH          SOLE              2794300    0      0
CONTINENTAL AIRLS INC         CL B              210795308   27392   829300 SH  CALL    SOLE               829300    0      0
DISCOVER FINL SVCS            COM               254709108   25792  1240000 SH          SOLE              1240000    0      0
EXELON CORP                   COM               30161N101   59542   790100 SH          SOLE               790100    0      0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106   47004  1256800 SH          SOLE              1256800    0      0
GENERAL ELECTRIC CO           COM               369604103   26078   629900 SH          SOLE               629900    0      0
GOODYEAR TIRE & RUBR CO       COM               382550101   80130  2635000 SH          SOLE              2635000    0      0
KEARNY FINL CORP              COM               487169104   10883   850915 SH          SOLE               850915    0      0
LEHMAN BROS HLDS INC          COM               524908100   79014  1280000 SH          SOLE              1280000    0      0
LIMITED BRANDS INC            COM               532716107    8140   355600 SH          SOLE               355600    0      0
LOEWS CORP                    COM               540424108  250758  5186300 SH          SOLE              5186300    0      0
LOEWS CORP                    CAROLNA GP STK    540424207   11726   142600 SH          SOLE               142600    0      0
MI DEVS INC                   CL A SUB VTG      55304X104   55386  1672800 SH          SOLE              1672800    0      0
MIRANT CORP NEW               COM               60467R100     870    21394 SH          SOLE                21394    0      0
MIRANT CORP NEW               *W EXP 01/03/201  60467R118    9112   428801 SH          SOLE               428801    0      0
PETROHAWK ENERGY CORP         COM               716495106   77038  4691700 SH          SOLE              4691700    0      0
PMA CAP CORP                  CL A              693419202   19891  2093740 SH          SOLE              2093740    0      0
QUALCOMM INC                  COM               747525103   52664  1246200 SH          SOLE              1246200    0      0
QUALCOMM INC                  COM               747525103   84520  2000000 SH  CALL    SOLE              2000000    0      0
SBA COMMUNICATIONS CORP       COM               78388J106   50959  1444427 SH          SOLE              1444427    0      0
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203    9778   263000 SH          SOLE               263000    0      0
SL GREEN RLTY CORP            COM               78440X101   94724   811200 SH          SOLE               811200    0      0
U S AIRWAYS GROUP INC         COM               90341W108   60658  2310800 SH  CALL    SOLE              2310800    0      0
WILLIAMS COS INC DEL          COM               969457100   99217  2913000 SH          SOLE              2913000    0      0

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